ALPS VARIABLE INVESTMENT TRUST

(the “Trust”)

ALPS | Alerian Energy Infrastructure Portfolio (the “Fund”)

SUPPLEMENT DATED AUGUST 25, 2026 TO THE FUND’S SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED APRIL 30, 2026, AS SUPPLEMENTED

Effective August 20, 2026, Charles Perkins no longer serves as Portfolio Manager of the Fund. Accordingly, all references to Mr. Perkins in the Fund’s Summary Prospectus, Prospectus, and SAI are hereby deleted.

Ryan Mischker continues to serve as Portfolio Manager of the Fund.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE